UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897
                                                     ---------
                                The Roxbury Funds
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Michael Kromm
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
         --------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------


                            [THE ROXBURY FUNDS LOGO]
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)



--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2007
--------------------------------------------------------------------------------



                              SMALL-CAP GROWTH FUND


                                  MID-CAP FUND



                                   (UNAUDITED)



                            TELEPHONE: (800) 497-2920


                              WWW.ROXBURYFUNDS.COM


--------------------------------------------------------------------------------

THE ROXBURY FUNDS
TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO SHAREHOLDERS ....................................................    3

ROXBURY SMALL-CAP GROWTH FUND

     Investment Review ....................................................    4

     Schedule of Investments ..............................................    6

ROXBURY MID-CAP FUND

     Investment Review ....................................................    8

     Schedule of Investments ..............................................   10

FUND EXPENSE EXAMPLES .....................................................   12

FINANCIAL STATEMENTS

     Statements of Assets and Liabilities .................................   13

     Statements of Operations .............................................   14

     Statements of Changes in Net Assets ..................................   15

FINANCIAL HIGHLIGHTS ......................................................   16

NOTES TO FINANCIAL STATEMENTS .............................................   20

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO OMITTED]
BRIAN C. BEH
President, The Roxbury Funds

DEAR SHAREHOLDER:

      Following a strong start to the year that sent the Dow Jones Industrial Average above 14,000 for the first time ever, stocks pulled back over the past six months as investors grappled with the ongoing housing slump, battered credit markets, escalating oil prices, and fears of an economic slowdown. The fourth quarter of 2007 was especially rough, with stocks falling despite continued cuts by the Federal Reserve that brought the federal funds rate down to 4.25%.

      When all was said and done, mid-cap growth stocks barely budged during the period, with the Russell Midcap Growth Index returning just 0.34%. Small-cap growth stocks, as measured by the Russell 2000 Growth Index, fell nearly 2%, while the large-cap Standard & Poor's 500 Index slid 1.3%.

      One noticeable trend was the resurgence in relative performance for both large-cap stocks and "growth" investing. The discrepancy between growth and value was especially pronounced. The past five years have seen significant outperformance by small-cap and "value" style investments. Though it appears that we may be entering a period of large-cap and growth outperformance, we continue to find many compelling small and mid-cap opportunities. This reversion isn't all that surprising, given the big performance gap that developed.

      There is a tremendous amount of pessimism right now. Times like these require a bit of longer term perspective. I found such perspective in a recent report from the United Nations titled "State of the Future." Quite frankly, given the gloom and doom we constantly hear about in the media, I expected this to be a downhearted assessment of current affairs. To my surprise and delight, the report concluded that "People around the world are becoming healthier, wealthier, better educated, more peaceful, more connected, and they are living longer."

      The report acknowledges that we face a number of serious issues. But it notes that the vast majority of people in this world live in peace, literacy rates are rising, and the digital divide continues to close. We are indeed fortunate to be part of such a diverse society at this incredible time in history. There are abundant opportunities all around us, including in the financial markets.

      In the following pages, you will learn more about how The Roxbury Funds performed over the six month period ending December 31, 2007. I encourage you to read the commentary by our experienced portfolio managers to get a better sense of what happened with the Funds. Of note, we recently asked Roxbury mid-cap team members Josh Honeycutt and Jeff Prestine to take on management of the Roxbury Mid-Cap Fund. While former manager Al Lockwood will still contribute potential investment ideas, the Fund tends to have a slightly higher average market capitalization than the Small/Mid-Cap institutional product that Al runs. As a result, this transition fits right in line with the work Josh and Jeff have been doing at the firm for many years. I have no doubt they will be excellent stewards of your money in the future.

      As always, if you have any questions about your account, please don't hesitate to contact us at (800) 497-2920. You can also obtain daily pricing, updated performance information, quarterly profiles, and other helpful materials on our website at www.RoxburyFunds.com.

                     Sincerely,

                     /s/ Brian C. Beh

                     Brian C. Beh
                     President
                     The Roxbury Funds

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      Roxbury's Small-Cap Growth Fund lost 8.47% during the past six months, as measured by the Institutional Shares, compared to a return of -1.98% for the Russell 2000 Growth Index. Since inception, the Fund has performed admirably, with an annualized return of 16.63%, versus 16.51% for the index.

      The Fund faced numerous headwinds over the past six months, including an increasingly volatile market and a string of disappointments from some of our portfolio companies. At the same time, investors have increasingly favored larger stocks with high valuations and strong momentum. For instance, the best performers in the benchmark during the period included biotech and solar energy companies. Such stocks generally don't fit our disciplined process, which is built around investing in businesses with steady earnings growth.

      Financials, consumer staples, and energy proved to be our strongest sectors relative to the benchmark. The Fund's financial stocks posted positive returns, versus a loss for the index, largely because we didn't own any of the specialty finance companies that significantly corrected during the ongoing credit crisis. Our consumer staples and energy stocks, meanwhile, produced double-digit gains.

      Untimely stock selection in the consumer discretionary and industrial sectors accounted for almost all of the period's underperformance. For the most part, the only consumer stocks that did well had high multiples and did not fit our investment criteria. In terms of industrials, we overstayed our welcome in a handful of companies exposed to non-residential construction. While both the consumer and industrial sectors are showing signs of fundamental weakness, negative market sentiment has caused P/E's in general to significantly contract.

      Our biggest contributor during the past six months was Sigma Designs, which manufactures semiconductors for DVDs, Blu-rays, HDTVs, and portable media players. Bally Technologies also did well, as the gaming and slot machine manufacturer saw strong demand for its products from the burgeoning casino industry.

      Among our weakest holdings, not surprisingly, were a consumer and an industrial stock. Men's Wearhouse, the specialty apparel retailer, plummeted after guiding earnings lower. Likewise, metal building components manufacturer NCI Building Systems lost nearly half of its value after missing numbers due to softness in non-residential construction.

      It's important to emphasize that we have not made any major changes to the Fund. Indeed, we remain confident in the prospects for our holdings. We would also note that valuations in the small-cap growth area still look attractive. Though volatility is bound to remain, we think 2008 can end up being a pretty decent year for the market, once all of the current turmoil has been sorted out.

      Very truly yours,

      /s/ Steve Marshman, CFA        /s/ Robert C. Marvin, CFA, CPA
      Steve Marshman, CFA            Robert C. Marvin, CFA, CPA
      Portfolio Manager/Analyst      Portfolio Manager/Analyst

      /s/ Brian Smoluch, CFA
      Brian Smoluch, CFA
      Portfolio Manager/Analyst

[PHOTO OMITTED]              [PHOTO OMITTED]              [PHOTO OMITTED]
STEVE MARSHMAN               ROB MARVIN                   BRIAN SMOLUCH
Portfolio Manager/           Portfolio Manager/           Portfolio Manager/
Analyst                      Analyst                      Analyst

--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.                                              3.0%
--------------------------------------------------------------------------------
Global Payments, Inc.                                                      2.3%
--------------------------------------------------------------------------------
Microsemi Corp.                                                            2.0%
--------------------------------------------------------------------------------
United Natural Foods, Inc.                                                 2.0%
--------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co.                                      1.9%
--------------------------------------------------------------------------------
Micros Systems, Inc.                                                       1.9%
--------------------------------------------------------------------------------
PSS World Medical, Inc.                                                    1.9%
--------------------------------------------------------------------------------
Exterran Holdings, Inc.                                                    1.8%
--------------------------------------------------------------------------------
HerbaLife Ltd.                                                             1.8%
--------------------------------------------------------------------------------
Bally Technologies, Inc.                                                   1.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Common Stocks
--------------------------------------------------------------------------------
  Information Technology                                                  29.2%
--------------------------------------------------------------------------------
  Health Care                                                             22.3%
--------------------------------------------------------------------------------
  Industrials                                                             16.7%
--------------------------------------------------------------------------------
  Consumer Discretionary                                                   9.6%
--------------------------------------------------------------------------------
  Financials                                                               8.0%
--------------------------------------------------------------------------------
  Consumer Staples                                                         5.9%
--------------------------------------------------------------------------------
  Energy                                                                   4.4%
--------------------------------------------------------------------------------
  Telecommunications Services                                              0.4%
--------------------------------------------------------------------------------
Short-Term Investments                                                     3.4%
--------------------------------------------------------------------------------
TOTAL                                                                    100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
Number of Holdings                                                           79
--------------------------------------------------------------------------------
Market Cap (wtd. median, mil.)                                           $1,412
--------------------------------------------------------------------------------
Price/Book Value (wtd. avg.)                                               3.0x
--------------------------------------------------------------------------------
Price/Earnings (wtd. avg.)                                                19.8x
--------------------------------------------------------------------------------
Beta                                                                       1.00
--------------------------------------------------------------------------------
Standard Deviation                                                       16.17%
--------------------------------------------------------------------------------
Portfolio Turnover (annualized)                                            151%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

--------------------------------------------------------------------------------



The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the six months ended December 31, 2007.

--------------------------------------------------------------------------------
     Average Annual Total Return For the Six Months Ended December 31, 2007

                                               SIX                    SINCE
                                              MONTHS     1 YEAR    INCEPTION(1)
                                             --------   --------   -----------
    Roxbury Small-Cap Growth Fund
       Institutional Shares                   (8.47)%    (0.12)%      16.63%
    Russell 2000(R) Growth Index(2)           (1.98)%     7.17%       16.51%

    Roxbury Small-Cap Growth Fund
       Investor Shares                        (8.59)%    (0.38)%       9.58%
    Russell 2000(R) Growth Index(2)           (1.98)%     7.17%       12.30%
--------------------------------------------------------------------------------

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1) The Institutional Shares commenced operations on January 2, 2003 and the Investor Shares commenced operations on September 30, 2004.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

SMALL-CAP GROWTH
ROXBURY SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  DECEMBER 31, 2007 (Unaudited)


                                                                       Value
                                                        Shares        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.6%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 9.6%
    APPAREL RETAIL -- 0.4%
     The Men's Wearhouse, Inc. .....................      26,530   $    715,779
                                                                   ------------
    CASINOS & GAMING -- 2.6%
     Bally Technologies, Inc.* .....................      63,105      3,137,581
     WMS Industries, Inc.* .........................      43,725      1,602,084
                                                                   ------------
                                                                      4,739,665
                                                                   ------------
    HOTELS, RESTAURANTS & LEISURE -- 1.6%
     Ruth's Chris Steak House, Inc.* ...............     104,230        931,816
     Texas Roadhouse, Inc. - Class A* ..............     174,880      1,934,173
                                                                   ------------
                                                                      2,865,989
                                                                   ------------
    LEISURE EQUIPMENT & PRODUCTS -- 0.8%
     Callaway Golf Co. .............................      88,040      1,534,537
                                                                   ------------
    RESTAURANTS -- 1.1%
     The Cheesecake Factory, Inc.*.. ...............      82,430      1,954,415
                                                                   ------------
    SPECIALTY RETAIL -- 2.3%
     Build-A-Bear-Workshop, Inc.* ..................      97,143      1,355,145
     Stage Stores, Inc. ............................     102,355      1,514,854
     The Gymboree Corp.* ...........................      41,680      1,269,573
                                                                   ------------
                                                                      4,139,572
                                                                   ------------
    TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
     Wolverine World Wide, Inc. ....................      57,430      1,408,184
                                                                   ------------
    TOTAL CONSUMER DISCRETIONARY ...............................     17,358,141
                                                                   ------------
  CONSUMER STAPLES -- 5.9%
    FOOD & STAPLES RETAILING -- 2.5%
     The Andersons, Inc. ...........................      20,370        912,576
     United Natural Foods, Inc.* ...................     111,660      3,541,855
                                                                   ------------
                                                                      4,454,431
                                                                   ------------
    FOOD PRODUCTS -- 1.7%
     Fresh Del Monte Products, Inc.. ...............      90,460      3,037,647
                                                                   ------------
    PERSONAL PRODUCTS -- 1.7%
     Herbalife, Ltd. ...............................      78,345      3,155,736
                                                                   ------------
    TOTAL CONSUMER STAPLES .....................................     10,647,814
                                                                   ------------
  ENERGY -- 4.4%
    ENERGY EQUIPMENT & SERVICES -- 3.1%
     Core Laboratories N.V.* .......................       7,810        974,063
     Exterran Holdings, Inc.* ......................      39,475      3,229,055
     Hornbeck Offshore Services, Inc.* .............      32,040      1,440,198
                                                                   ------------
                                                                      5,643,316
                                                                   ------------
    OIL & GAS EXPLORATION & PRODUCTION -- 0.6%
     Arena Resources, Inc.* ........................      26,805      1,118,037
                                                                   ------------
    OIL, GAS & CONSUMABLE FUELS -- 0.7%
     Goodrich Petroleum Corp.* .....................      50,395      1,139,935
                                                                   ------------
    TOTAL ENERGY ...............................................      7,901,288
                                                                   ------------
  FINANCIALS -- 8.0%
    CAPITAL MARKETS -- 3.2%
     Affiliated Managers Group, Inc.* ..............      25,830      3,033,992
     optionsXpress Holdings, Inc. ..................      78,930      2,669,413
                                                                   ------------
                                                                      5,703,405
                                                                   ------------


                                                                       Value
                                                        Shares        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------
    COMMERCIAL BANKS -- 0.6%
     Signature Bank* ...............................      34,475   $  1,163,531
                                                                   ------------
    INSURANCE -- 3.6%
     Navigators Group, Inc.* .......................      46,390      3,015,350
     Philadelphia Consolidated
      Holding Co.* .................................      86,855      3,417,744
                                                                   ------------
                                                                      6,433,094
                                                                   ------------
    REAL ESTATE INVESTMENT TRUSTS -- 0.6%
     LaSalle Hotel Properties ......................      35,420      1,129,898
                                                                   ------------
    TOTAL FINANCIALS ...........................................     14,429,928
                                                                   ------------
  HEALTH CARE -- 22.3%
    BIOTECHNOLOGY -- 1.2%
     Applera Corp. - Celera Group*.. ...............     133,720      2,122,136
                                                                   ------------
    HEALTH CARE EQUIPMENT -- 1.6%
     IDEXX Laboratories, Inc.* .....................      48,685      2,854,402
                                                                   ------------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 4.1%
     Arthrocare Corp.* .............................      33,760      1,622,168
     Immucor, Inc.* ................................      53,720      1,825,943
     Inverness Medical Innovations, Inc.* ..........      50,430      2,833,157
     TomoTherapy, Inc.* ............................      57,280      1,120,397
                                                                   ------------
                                                                      7,401,665
                                                                   ------------
    HEALTH CARE PROVIDERS & SERVICES -- 9.3%
     Brookdale Senior Living, Inc. .................      52,170      1,482,150
     Chemed Corp. ..................................      36,925      2,063,369
     Pediatrix Medical Group, Inc.*. ...............      78,020      5,317,063
     PharMerica Corp.* .............................     114,530      1,589,676
     PSS World Medical, Inc.* ......................     171,475      3,355,766
     Psychiatric Solutions, Inc.* ..................      92,995      3,022,337
                                                                   ------------
                                                                     16,830,361
                                                                   ------------
    HEALTH CARE SERVICES -- 1.7%
     Inventiv Health, Inc.* ........................     100,275      3,104,514
                                                                   ------------
    HEALTH CARE TECHNOLOGY -- 1.6%
     Omnicell, Inc.* ...............................     103,535      2,788,198
                                                                   ------------
    LIFE SCIENCES TOOLS & SERVICES -- 2.8%
     Illumina, Inc.* ...............................      44,675      2,647,440
     PARAXEL International Corp.* ..................      50,520      2,440,116
                                                                   ------------
                                                                      5,087,556
                                                                   ------------
    TOTAL HEALTH CARE ..........................................     40,188,832
                                                                   ------------
  INDUSTRIALS -- 16.7%
    AEROSPACE & DEFENSE -- 2.2%
     Ladish Co., Inc. ..............................      33,230      1,435,204
     Moog, Inc. - Class A* .........................      56,290      2,578,645
                                                                   ------------
                                                                      4,013,849
                                                                   ------------
    COMMERCIAL SERVICES & SUPPLIES -- 8.4%
     Cenveo, Inc.* .................................     131,605      2,299,139
     Clean Harbors, Inc.* ..........................      45,105      2,331,928
     Herman Miller, Inc. ...........................      45,845      1,484,920
     Innerworkings, Inc.* ..........................      84,015      1,450,099
     Knoll, Inc. ...................................     127,045      2,087,349
     Mine Safety Appliances Co. ....................      40,960      2,124,595


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  DECEMBER 31, 2007 (Unaudited) continued

                                                                       Value
                                                        Shares        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------
    COMMERCIAL SERVICES & SUPPLIES -- CONTINUED
     The Advisory Board Co.* .......................      47,326   $  3,037,856
     Waste Connections, Inc.* ......................       8,595        265,586
                                                                   ------------
                                                                     15,081,472
                                                                   ------------
    COMMUNICATIONS EQUIPMENT -- 1.1%
     Superior Essex, Inc.* .........................      81,493      1,955,832
                                                                   ------------
    CONSTRUCTION & ENGINEERING -- 0.5%
     URS Corp.* ....................................      16,965        921,709
                                                                   ------------
    ELECTRICAL EQUIPMENT -- 1.4%
     Energy Conversion Devices, Inc.* ..............      74,940      2,521,731
                                                                   ------------
    INDUSTRIAL GASES -- 1.7%
     Airgas, Inc. ..................................      59,840      3,118,262
                                                                   ------------
    METALS & MINING -- 0.8%
     Pan American Silver Corp.* ....................      43,825      1,530,807
                                                                   ------------
    TRUCKING -- 0.6%
     Landstar System, Inc. .........................      23,595        994,529
                                                                   ------------
    TOTAL INDUSTRIALS ..........................................     30,138,191
                                                                   ------------
  INFORMATION TECHNOLOGY -- 29.3%
    COMMUNICATIONS EQUIPMENT -- 1.4%
     Comtech Group, Inc.* ..........................      72,425      1,166,767
     Radware, Ltd.* ................................      83,855      1,291,367
                                                                   ------------
                                                                      2,458,134
                                                                   ------------
    COMPUTERS & PERIPHERALS -- 3.1%
     Brocade Communications
      Systems, Inc.* ...............................     122,010        895,553
     Electronics for Imaging, Inc.*. ...............     113,085      2,542,151
     Novatel Wireless, Inc.* .......................     131,460      2,129,652
                                                                   ------------
                                                                      5,567,356
                                                                   ------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.4%
     Anixter International, Inc.* ..................      19,540      1,216,756
     Cogent, Inc.* .................................     123,995      1,382,544
     Itron, Inc.* ..................................      19,585      1,879,572
     Mellanox Technologies, Ltd.* ..................     106,240      1,935,693
     OSI Systems, Inc.* ............................      77,628      2,054,813
     Plexus Corp.* .................................      48,760      1,280,438
                                                                   ------------
                                                                      9,749,816
                                                                   ------------
    INTERNET SOFTWARE & SERVICES -- 4.7%
     Ariba, Inc.* ..................................     170,950      1,906,092
     Divx, Inc.* ...................................      88,087      1,233,218
     Equinix, Inc.* ................................      28,445      2,874,936
     Interwoven, Inc.* .............................     164,471      2,338,778
                                                                   ------------
                                                                      8,353,024
                                                                   ------------


                                                                       Value
                                                        Shares        (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------
    IT SERVICES -- 4.0%
     Gartner, Inc. - Class A* ......................      94,145   $  1,653,186
     Global Payments, Inc. .........................      88,225      4,104,227
     RightNow Technologies, Inc.* ..................      94,085      1,491,247
                                                                   ------------
                                                                      7,248,660
                                                                   ------------
    OFFICE ELECTRONICS -- 1.4%
     Zebra Technologies Corp. -
      Class A* .....................................      74,075      2,570,403
                                                                   ------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.1%
     Anadigics, Inc.* ..............................     180,109      2,083,861
     Microsemi Corp.* ..............................     160,790      3,559,891
     Power Integrations, Inc.* .....................      42,440      1,461,209
     RF Micro Devices, Inc.* .......................     154,705        883,366
     Sigma Designs, Inc.* ..........................      54,730      3,021,096
                                                                   ------------
                                                                     11,009,423
                                                                   ------------
    SOFTWARE -- 0.5%
     Ansoft Corp. ..................................      36,835        952,185
                                                                   ------------
    SYSTEMS SOFTWARE -- 2.7%
     Micros Systems, Inc.* .........................      48,413      3,396,656
     Wind River Systems, Inc.* .....................     156,110      1,394,062
                                                                   ------------
                                                                      4,790,718
                                                                   ------------
    TOTAL INFORMATION TECHNOLOGY ...............................     52,699,719
                                                                   ------------
  TELECOMMUNICATION SERVICES -- 0.4%
    DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
     Globalstar, Inc.* .............................      84,042        672,336
                                                                   ------------
    TOTAL TELECOMMUNICATION SERVICES ...........................        672,336
                                                                   ------------
    TOTAL COMMON STOCK
        (COST $160,456,826) ....................................    174,036,249
                                                                   ------------
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- 3.4%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series
      (seven-day effective yield 4.84%) ............   3,078,322      3,078,322
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (seven-day effective yield 4.86%) ............   3,078,322      3,078,322
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
        (COST $6,156,644) ......................................      6,156,644
                                                                   ------------
    TOTAL INVESTMENTS -- 100.0%
        (COST $166,613,470)+ ...................................   $180,192,893
                                                                   ============


---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $169,029,066. At December 31, 2007 net unrealized appreciation was $11,163,827. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $22,982,523, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,818,696.


    The accompanying notes are an integral part of the financial statements.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

INVESTMENT REVIEW

      We'd like to extend a personal welcome as the new managers of Roxbury's Mid-Cap Growth Fund. We have worked as analysts at Roxbury for a combined ten years and look forward to this expanded new role. While we didn't take over management of the portfolio until January 1, 2008, we'd like to briefly discuss the Fund's performance for the six months ending December 31, 2007. Additionally, we will provide a brief overview of our investment process and market outlook.

      Investor shares of Roxbury's Mid-Cap Fund fell 7.26%, compared to a gain of 0.34% for the Russell Midcap Growth Index, during the period. The benchmark's performance was fueled largely by cyclical stocks and those exhibiting strong earnings and price momentum, which do not fit the Fund's investment process. Our strong positions in healthcare and energy did not offset weakness in a number of financial, industrial, and technology investments.

      Going forward, our approach calls for growing your capital through a disciplined, patient, and consistent investment process. We seek to invest in companies with sustainable competitive advantages that should allow them to earn returns in excess of their cost of capital over various economic cycles. We strive to find high quality growth companies with seasoned management teams that we believe are trading at a discount to their intrinsic value. We prefer to invest in companies that are taking market share, have strong balance sheets, and generate consistent free cash flow. This approach, combined with our three- to five-year outlook, should allow us to maximize value for you, our shareholders.

      Although the mandate remains the same for the Fund, we have made a few adjustments to the portfolio to enhance the overall risk/reward profile. For example, the Fund will be more concentrated going forward. Additionally, we expect to reduce turnover, which we believe will improve the Fund's overall tax efficiency.

      Markets are currently volatile. However, there are few, if any, asset classes today offering the long-term appreciation potential of equities. A slowing economy, inflation, the war on terror, subprime debt, and the declining housing market, among others, are fueling investor fears. Fear can heighten market volatility, which we believe provides opportunities for investors with long-term horizons. Our strategy during these challenging times is to invest in solid companies with sustainable competitive advantages that will likely emerge stronger.

      Thank you for being a shareholder in the Roxbury Mid-Cap Fund. If you have any questions about the Fund or our investment strategy, please call us at (800) 497-2920. You can also visit our website at www.RoxburyFunds.com.

      Very truly yours,

      /s/ Joshua J. Honeycutt, CFA        /s/ Jeffrey B. Prestine

      Joshua J. Honeycutt, CFA            Jeffrey B. Prestine
      Portfolio Manager/Analyst           Portfolio Manager/Analyst


[PHOTO OMITTED]                           [PHOTO OMITTED]
JOSHUA J. HONEYCUTT                       JEFFREY B. PRESTINE
Portfolio Manager/Analyst                 Portfolio Manager/Analyst


--------------------------------------------------------------------------------
TOP TEN HOLDINGS                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Weatherford International, Inc.                                            4.2%
--------------------------------------------------------------------------------
Legg Mason, Inc.                                                           3.7%
--------------------------------------------------------------------------------
St. Jude Medical, Inc                                                      3.5%
--------------------------------------------------------------------------------
The Dun & Bradstreet Corp.                                                 3.3%
--------------------------------------------------------------------------------
People's United Financial, Inc.                                            3.2%
--------------------------------------------------------------------------------
Network Appliance, Inc.                                                    3.2%
--------------------------------------------------------------------------------
Stericycle, Inc.                                                           3.2%
--------------------------------------------------------------------------------
iStar Financial, Inc.                                                      3.2%
--------------------------------------------------------------------------------
First American Corp.                                                       3.2%
--------------------------------------------------------------------------------
Millipore Corp.                                                            3.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR BREAKDOWN                                                 % OF PORTFOLIO
--------------------------------------------------------------------------------
Common Stock
--------------------------------------------------------------------------------
  Financials                                                              17.9%
--------------------------------------------------------------------------------
  Consumer Discretionary                                                  17.8%
--------------------------------------------------------------------------------
  Information Technology                                                  17.1%
--------------------------------------------------------------------------------
  Industrials                                                             15.4%
--------------------------------------------------------------------------------
  Health Care                                                             14.5%
--------------------------------------------------------------------------------
  Energy                                                                   7.3%
--------------------------------------------------------------------------------
  Telecommunication Services                                               4.5%
--------------------------------------------------------------------------------
Short-Term Investments                                                     5.5%
--------------------------------------------------------------------------------
TOTAL                                                                    100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
Number of Holdings                                                           40
--------------------------------------------------------------------------------
Market Cap (wtd. median, mil.)                                           $4,957
--------------------------------------------------------------------------------
Price/Book Value (wtd. avg.)                                               2.6x
--------------------------------------------------------------------------------
Price/Earnings (wtd. avg.)                                                17.1x
--------------------------------------------------------------------------------
Beta                                                                       1.10
--------------------------------------------------------------------------------
Standard Deviation                                                       13.56%
--------------------------------------------------------------------------------
Portfolio Turnover (annualized)                                             96%
--------------------------------------------------------------------------------

Portfolio holdings are subject to change at any time.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

--------------------------------------------------------------------------------


The following table compares the performance of the Roxbury Mid-Cap Fund and the Russell Midcap(R) Growth Index for the six months ended December 31, 2007.


--------------------------------------------------------------------------------
     Average Annual Total Return For the Six Months Ended December 31, 2007

                                         SIX                            SINCE
                                       MONTHS    1 YEAR    5 YEARS  INCEPTION(1)
                                      --------  --------  --------- ------------
  Roxbury Mid-Cap Fund
    Investor Shares                    (7.26)%    1.77%     14.32%      4.66%
  Russell Midcap(R) Growth Index(2)     0.34%    11.31%     17.90%      3.06%

  Roxbury Mid-Cap Fund
    Institutional Shares               (7.02)%    2.17%       NA        6.02%
  Russell Midcap(R) Growth Index(2)     0.34%    11.31%     17.90%     12.08%
--------------------------------------------------------------------------------

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1) The Institutional Shares commenced operations on February 8, 2005 and the Investor Shares commenced operations on December 14, 2000.

(2) The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Index includes the smalllest stocks in the Russell 1000(R) Index. The Russell 1000(R) Index represents the larger capitalization segment of the U.S. equity market.

MID-CAP
ROXBURY MID-CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  DECEMBER 31, 2007 (Unaudited)

                                                                         Value
                                                        Shares         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCK -- 94.5%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY -- 17.8%
    APPAREL, ACCESSORIES & LUXURY GOODS -- 1.1%
     Gildan Activewear, Inc.* ......................         500     $   20,580
                                                                     ----------
    HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
     Arthrocare Corp.* .............................       1,165         55,978
                                                                     ----------
    HOUSEHOLD DURABLES -- 2.1%
     Toll Brothers, Inc.* ..........................       2,000         40,120
                                                                     ----------
    SPECIALTY RETAIL -- 11.7%
     CarMax, Inc.* .................................       2,100         41,475
     PetSmart, Inc. ................................       1,700         40,001
     Ross Stores, Inc. .............................       1,560         39,889
     Tractor Supply Co.* ...........................       1,670         60,020
     Urban Outfitters, Inc.* .......................       1,475         40,209
                                                                     ----------
                                                                        221,594
                                                                     ----------
    TOTAL CONSUMER DISCRETIONARY ...............................        338,272
                                                                     ----------
  ENERGY -- 7.3%
    ENERGY EQUIPMENT & SERVICES -- 7.3%
     Noble Corp. ...................................       1,050         59,335
     Weatherford International, Inc.* ..............       1,165         79,919
                                                                     ----------
                                                                        139,254
                                                                     ----------
    TOTAL ENERGY ...............................................        139,254
                                                                     ----------
  FINANCIALS -- 17.9%
    ASSET MANAGEMENT & CUSTODY BANKS -- 3.7%
     Legg Mason, Inc. ..............................         960         70,224
                                                                     ----------
    CAPITAL MARKETS -- 2.1%
     Affiliated Managers Group, Inc.* ..............         345         40,524
                                                                     ----------
    INSURANCE -- 3.2%
     First American Corp. ..........................       1,775         60,563
                                                                     ----------
    REAL ESTATE INVESTMENT TRUSTS -- 3.2%
     iStar Financial, Inc. .........................       2,325         60,566
                                                                     ----------
    THRIFTS & MORTGAGE FINANCING -- 5.7%
     Hudson City Bancorp, Inc. .....................       3,110         46,712
     People's United Financial, Inc. ...............       3,450         61,410
                                                                     ----------
                                                                        108,122
                                                                     ----------
    TOTAL FINANCIALS ...........................................        339,999
                                                                     ----------
  HEALTH CARE -- 14.5%
    HEALTH CARE EQUIPMENT & SUPPLIES -- 6.8%
     Boston Scientific Corp.* ......................       3,610         41,984
     Gen-Probe, Inc.* ..............................         345         21,711
     St. Jude Medical, Inc.* .......................       1,640         66,650
                                                                     ----------
                                                                        130,345
                                                                     ----------
    HEALTH CARE PROVIDERS & SERVICES -- 2.7%
     Laboratory Corp. of America
      Holdings* ....................................         670         50,605
                                                                     ----------
    LIFE SCIENCES TOOLS & SERVICES -- 3.2%
     Millipore Corp.* ..............................         825         60,373
                                                                     ----------


                                                                         Value
                                                        Shares         (Note 2)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
--------------------------------------------------------------------------------
    PHARMACEUTICALS -- 1.8%
     Endo Pharmaceuticals Holdings, Inc.* ..........       1,255     $   33,471
                                                                     ----------
    TOTAL HEALTH CARE ..........................................        274,794
                                                                     ----------
  INDUSTRIALS -- 15.4%
    AIR FREIGHT & LOGISTICS -- 2.3%
     UTI Worldwide, Inc. ...........................       2,265         44,394
                                                                     ----------
    CHEMICALS -- 2.1%
     Ecolab, Inc. ..................................         775         39,688
                                                                     ----------
    COMMERCIAL SERVICES & SUPPLIES -- 6.5%
     Stericycle, Inc.* .............................       1,025         60,885
     The Dun & Bradstreet Corp. ....................         705         62,484
                                                                     ----------
                                                                        123,369
                                                                     ----------
    TRADING COMPANIES & DISTRIBUTORS -- 4.5%
     MSC Industrial Direct Co., Inc. -
      Class A ......................................       1,165         47,148
     Wesco International, Inc.* ....................         960         38,054
                                                                     ----------
                                                                         85,202
                                                                     ----------
    TOTAL INDUSTRIALS ..........................................        292,653
                                                                     ----------
  INFORMATION TECHNOLOGY -- 17.1%
    APPLICATION SOFTWARE -- 3.5%
     Autodesk, Inc.* ...............................         500         24,880
     Nuance Communications, Inc.* ..................       2,190         40,909
                                                                     ----------
                                                                         65,789
                                                                     ----------
    COMMUNICATIONS EQUIPMENT -- 2.4%
     Polycom, Inc.* ................................       1,665         46,254
                                                                     ----------
    COMPUTERS & PERIPHERALS -- 3.2%
     Network Appliance, Inc.* ......................       2,450         61,152
                                                                     ----------
    INTERNET SOFTWARE & SERVICES -- 1.4%
     Digital River, Inc.* ..........................         795         26,291
                                                                     ----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
     Maxim Integrated Products, Inc. ...............       2,215         58,653
     Microchip Technology, Inc. ....................       1,330         41,789
                                                                     ----------
                                                                        100,442
                                                                     ----------
    SOFTWARE -- 1.3%
     Informatica Corp.* ............................       1,420         25,588
                                                                     ----------
    TOTAL INFORMATION TECHNOLOGY ...............................        325,516
                                                                     ----------
  TELECOMMUNICATION SERVICES -- 4.5%
    WIRELESS TELECOMMUNICATION SERVICES -- 4.5%
     NII Holdings, Inc.* ...........................         730         35,274
     SBA Communications Corp. -
      Class A* .....................................       1,500         50,760
                                                                     ----------
                                                                         86,034
                                                                     ----------
    TOTAL TELECOMMUNICATION SERVICES ...........................         86,034
                                                                     ----------
    TOTAL COMMON STOCK
        (COST $1,782,823) ......................................      1,796,522
                                                                     ----------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS  DECEMBER 31, 2007 (Unaudited) continued

                                                                         Value
                                                        Shares         (Note 2)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.5%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series
      (seven-day effective yield 4.84%) ............      51,947     $   51,947
     BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series
      (seven-day effective yield 4.86%) ............      51,947         51,947
                                                                     ----------
    TOTAL SHORT-TERM INVESTMENTS
        (COST $103,894) ........................................        103,894
                                                                     ----------
    TOTAL INVESTMENTS -- 100.0%
        (COST $1,886,717)+ .....................................     $1,900,416
                                                                     ==========







---------------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $1,918,591. At December 31, 2007 net unrealized depreciation was $18,175. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $126,100, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $144,275.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FUND EXPENSE EXAMPLES
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES

                                                             Beginning      Ending                     Expenses
                                                              Account       Account     Annualized       Paid
                                                               Value         Value        Expense       During
                                                             07/01/07      12/31/07        Ratio        Period*
                                                             ---------     --------     ----------     --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return.......................................    $1,000.00    $  915.30        1.25%         $6.03
Hypothetical 5% Return Before Expenses...................     1,000.00     1,018.82        1.25%          6.38

Roxbury Small-Cap Growth Fund - Investor Shares
Actual Fund Return.......................................    $1,000.00    $  914.10        1.50%         $7.24
Hypothetical 5% Return Before Expenses...................     1,000.00     1,017.55        1.50%          7.66

Roxbury Mid-Cap Fund - Institutional Shares
Actual Fund Return.......................................    $1,000.00    $  929.80        1.30%         $6.32
Hypothetical 5% Return Before Expenses...................     1,000.00     1,018.57        1.30%          6.64

Roxbury Mid-Cap Fund - Investor Shares
Actual Fund Return.......................................    $1,000.00    $  927.40        1.55%         $7.53
Hypothetical 5% Return Before Expenses...................     1,000.00     1,017.29        1.55%          7.91

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                                Small-Cap       Mid-Cap
                                                               Growth Fund       Fund
                                                              -------------   ----------
ASSETS:
Investment in securities, at value* ........................   $180,192,893   $1,900,416
Receivable for fund shares sold ............................         20,580           --
Receivable for investments sold ............................      2,046,628      574,812
Receivable from Advisor ....................................             --        1,818
Dividends and interest receivable ..........................         70,110        1,293
                                                               ------------   ----------
Total assets ...............................................    182,330,211    2,478,339
                                                               ------------   ----------
LIABILITIES:
Payable for fund shares redeemed ...........................        736,718        5,000
Payable for investments purchased ..........................      2,033,591      467,880
Accrued advisory fee .......................................        138,339           --
Other accrued expenses .....................................         78,659       28,324
Other liabilities ..........................................         27,686       13,193
                                                               ------------   ----------
Total liabilities ..........................................      3,014,993      514,397
                                                               ------------   ----------
NET ASSETS .................................................   $179,315,218   $1,963,942
                                                               ============   ==========
NET ASSETS CONSIST OF:
Paid-in capital ............................................   $178,203,709   $1,942,819
Accumulated net investment loss ............................       (769,995)     (15,855)
Accumulated net realized gain (loss) on investments ........    (11,697,919)      23,279
Net unrealized appreciation of investments .................     13,579,423       13,699
                                                               ------------   ----------
NET ASSETS .................................................   $179,315,218   $1,963,942
                                                               ============   ==========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ....................................   $178,343,532   $  868,231
   Investor Shares .........................................        971,686    1,095,711
                                                               ------------   ----------
                                                               $179,315,218   $1,963,942
                                                               ============   ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ....................................     11,203,463      535,800
   Investor Shares .........................................         61,693      693,534
PER SHARE:
   Institutional Shares (net asset value, offering
      and redemption price) ................................   $      15.92   $     1.62
                                                               ------------   ----------
   Investor Shares (net asset value, offering
      and redemption price) ................................   $      15.75   $     1.58
                                                               ------------   ----------

----------
*Investments at cost .......................................   $166,613,470   $1,886,717
                                                               ============   ==========





    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2007 (Unaudited)

                                                                         Small-Cap     Mid-Cap
                                                                        Growth Fund      Fund
                                                                       ------------   ---------
INVESTMENT INCOME:
   Dividends ........................................................  $    335,101   $  20,836
   Interest .........................................................       172,169       3,765
                                                                       ------------   ---------
      Total investment income .......................................       507,270      24,601
                                                                       ------------   ---------
EXPENSES:
   Advisory Fees ....................................................     1,012,370      15,194
   Administration and accounting fees ...............................       101,138      21,222
   Transfer agent fees ..............................................        59,002       4,343
   Custody fees .....................................................        24,062       6,377
   Professional fees ................................................        52,033       8,964
   Trustees' fees ...................................................        19,660         565
   Reports to shareholders ..........................................        12,157       2,938
   Registration fees ................................................        12,099         687
   Shareholder service fees - Investor Shares .......................         1,477       3,793
   Other ............................................................        54,850       3,004
                                                                       ------------   ---------
      Total expenses before fee waivers and expense reimbursements ..     1,348,848      67,087
      Advisory fees waived/expenses reimbursed ......................       (81,909)    (36,957)
                                                                       ------------   ---------
      Total expenses, net ...........................................     1,266,939      30,130
                                                                       ------------   ---------
   Net investment loss ..............................................      (759,669)     (5,529)
                                                                       ------------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ..........................    (5,063,525)    370,416
   Change in unrealized depreciation on investments .................   (11,491,179)   (640,178)
                                                                       ------------   ---------
   Net loss on investments ..........................................   (16,554,704)   (269,762)
                                                                       ------------   ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................  $(17,314,373)  $(275,291)
                                                                       ============   =========





    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Small-Cap                    Mid-Cap
                                                                  Growth Fund                     Fund
                                                          ---------------------------   -------------------------
                                                            For the                       For the
                                                           Six-Months      For the       Six-Months     For the
                                                              Ended         Fiscal          Ended        Fiscal
                                                          December 31,    Year Ended    December 31,   Year Ended
                                                              2007         June 30,         2007        June 30,
                                                           (Unaudited)       2007        (Unaudited)      2007
                                                          ------------   ------------   ------------  -----------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment (loss) ..............................   $   (759,669)  $ (1,947,963)  $    (5,529)  $   (71,819)
   Net realized gain (loss) on investments ............     (5,063,525)    26,283,244       370,416     1,462,394
   Net change in unrealized appreciation
     (depreciation) on investments ....................    (11,491,179)     3,319,144      (640,178)     (612,308)
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) in net assets resulting
   from operations ....................................    (17,314,373)    27,654,425      (275,291)      778,267
                                                          ------------   ------------   -----------   -----------
Distributions to shareholders from:
   Net realized gains:
     Institutional shares .............................    (29,257,889)   (15,488,313)     (630,493)     (159,605)
     Investor shares ..................................       (186,324)       (73,385)   (1,081,720)   (1,457,989)
                                                          ------------   ------------   -----------   -----------
Total Distributions ...................................    (29,444,213)   (15,561,698)   (1,712,213)   (1,617,594)
                                                          ------------   ------------   -----------   -----------
Fund share transactions (Note 5):
   Proceeds from shares sold ..........................     12,864,163     45,882,921       161,082     1,046,617
   Cost of shares issued on reinvestment
     of distributions .................................     28,334,093     14,895,580     1,606,194     1,442,044
   Cost of shares redeemed ............................    (33,644,643)   (53,904,582)   (3,109,759)   (9,789,597)
                                                          ------------   ------------   -----------   -----------
Net increase (decrease) in net assets from
   Fund share transactions ............................      7,553,613      6,873,919    (1,342,483)   (7,300,936)
                                                          ------------   ------------   -----------   -----------
Total increase (decrease) in net assets ...............    (39,204,973)    18,966,646    (3,329,987)   (8,140,263)

NET ASSETS:
   Beginning of period ................................    218,520,191    199,553,545     5,293,929    13,434,192
                                                          ------------   ------------   -----------   -----------
   End of period ......................................   $179,315,218   $218,520,191   $ 1,963,942   $ 5,293,929
                                                          ============   ============   ===========   ===========
Accumulated net investment loss .......................   $   (769,995)  $    (10,326)  $   (15,855)  $   (10,326)
                                                          ------------   ------------   -----------   -----------





    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                 For the
                                                Six-Months
                                                  Ended                     For the                     For the Period
                                               December 31,          Years Ended June 30,              January 2, 2003(1)
                                                  2007       ---------------------------------------        through
                                               (Unaudited)     2007       2006     2005       2004       June 30, 2003
                                               ------------  -------    -------   -------   --------   -----------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(4)
NET ASSET VALUE -- BEGINNING
   OF PERIOD .................................   $ 20.69     $ 19.62    $ 16.66   $ 16.75   $  12.76      $ 10.00
                                                 -------     -------    -------   -------   --------      -------
INVESTMENT OPERATIONS:
   Net investment loss(2) ....................     (0.07)      (0.19)     (0.15)    (0.17)     (0.25)       (0.09)
   Net realized and unrealized gain (loss)
      on investments .........................     (1.66)       2.87       3.17      0.43       4.64         2.85
                                                 -------     -------    -------   -------   --------      -------
      Total from investment operations .......     (1.73)       2.68       3.02      0.26       4.39         2.76
                                                 -------     -------    -------   -------   --------      -------
DISTRIBUTIONS:
   From net realized gains ...................     (3.04)      (1.61)     (0.06)    (0.35)     (0.40)          --
                                                 -------     -------    -------   -------   --------      -------
NET ASSET VALUE -- END OF PERIOD .............   $ 15.92     $ 20.69    $ 19.62   $ 16.66   $  16.75      $ 12.76
                                                 =======     =======    =======   =======   ========      =======
TOTAL RETURN .................................   (8.47)%**    14.28%     18.17%     1.53%     34.67%       27.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements .......     1.25%*      1.25%      1.24%     1.36%      1.69%        1.75%*
      Excluding waivers/reimbursements .......     1.33%*      1.26%      1.25%     1.37%      1.79%        9.13%*
      Net investment loss ....................   (0.75)%*    (0.95)%    (0.78)%   (1.04)%    (1.53)%      (1.45)%*
Portfolio turnover rate ......................       75%**      159%       144%      161%       172%          86%**
Net assets at the end of period
   (000 omitted) .............................  $178,344    $217,391   $198,835  $147,907    $50,317     $  8,835


---------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


                                                        For the
                                                      Six Months
                                                         Ended                   For the                    For the Period
                                                     December 31,          Years Ended June 30,          September 30, 2004(1)
                                                         2007         ------------------------------           through
                                                      (Unaudited)         2007               2006            June 30, 2005
                                                     ------------     ------------       -----------     --------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES(4)
NET ASSET VALUE -- BEGINNING
   OF PERIOD .................................         $ 20.53          $ 19.53            $ 16.62            $   15.48
                                                       -------          -------            -------            ---------
INVESTMENT OPERATIONS:
   Net investment loss(2) ....................           (0.10)           (0.23)             (0.21)               (0.15)
   Net realized and unrealized gain (loss)
      on investments .........................           (1.64)            2.84               3.18                 1.64
                                                       -------          -------            -------            ---------
      Total from investment operations .......           (1.74)            2.61               2.97                 1.49
                                                       -------          -------            -------            ---------
DISTRIBUTIONS:
   From net realized gains ...................           (3.04)           (1.61)             (0.06)               (0.35)
                                                       -------          -------            -------            ---------
NET ASSET VALUE -- END OF PERIOD .............         $ 15.75          $ 20.53            $ 19.53            $   16.62
                                                       =======          =======            =======            =========
TOTAL RETURN .................................         (8.59)%**         13.97%             17.91%                9.60%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements .......           1.50%*           1.50%              1.49%                1.60%*
      Excluding waivers/reimbursements .......           1.57%*           1.51%              1.52%              236.10%*
      Net investment loss ....................         (1.00)%*         (1.20)%            (1.02)%              (1.28)%*
Portfolio turnover rate ......................             75%**           159%               144%                 161%**
Net assets at the end of period
   (000 omitted) .............................        $    971         $  1,129           $    718             $      5


---------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.




    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
FINANCIAL HIGHLIGHTS continued
--------------------------------------------------------------------------------


                                                        For the
                                                      Six Months
                                                         Ended                   For the                    For the Period
                                                     December 31,          Years Ended June 30,          September 30, 2004(1)
                                                         2007         ------------------------------           through
                                                      (Unaudited)         2007               2006            June 30, 2005
                                                     ------------     ------------       -----------     --------------------
MID-CAP FUND -- INSTITUTIONAL SHARES(4)
NET ASSET VALUE -- BEGINNING
   OF PERIOD .................................         $  5.89          $  6.30            $  5.84            $    5.75
                                                       -------          -------            -------            ---------
INVESTMENT OPERATIONS:
   Net investment loss(2) ....................              --            (0.03)             (0.04)               (0.02)
   Net realized and unrealized gain
      on investments .........................           (0.34)            0.71               0.72                 0.11
                                                       -------          -------            -------            ---------
      Total from investment operations .......           (0.34)            0.68               0.68                 0.09
                                                       -------          -------            -------            ---------
DISTRIBUTIONS:
   From net realized gains ...................           (3.93)           (1.09)             (0.22)                  --
                                                       -------          -------            -------            ---------
NET ASSET VALUE -- END OF PERIOD .............         $  1.62          $  5.89            $  6.30            $    5.84
                                                       =======          =======            =======            =========
TOTAL RETURN .................................         (7.02)%**         12.12%             11.84%                1.57%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements .......           1.30%*           1.30%              1.30%                1.30%*
      Excluding waivers/reimbursements .......           3.02%*           1.99%              2.09%                3.50%*
      Net investment loss ....................         (0.01)%*         (0.57)%            (0.63)%              (0.86)%*
Portfolio turnover rate ......................             36%**            94%               110%                 110%**
Net assets at the end of period
   (000 omitted) .............................         $   868          $ 1,051            $   907            $   1,079


---------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------


                                                 For the
                                               Six-Months
                                                  Ended                          For the
                                              December 31,                  Years Ended June 30,
                                                 2007        ---------------------------------------------
                                              (Unaudited)     2007     2006     2005     2004       2003
                                              ------------   ------   ------   ------   -------   --------
MID-CAP FUND -- INVESTOR SHARES(4)

NET ASSET VALUE -- BEGINNING
    OF PERIOD.................................   $  5.86     $ 6.29   $ 5.84   $ 5.38   $  4.24   $   4.32
                                                 -------     ------   ------   ------   -------   --------
INVESTMENT OPERATIONS:
   Net investment loss(2) ....................     (0.01)     (0.05)   (0.05)   (0.05)    (0.05)     (0.05)
   Net realized and unrealized gain (loss)
      on investments .........................     (0.34)      0.71     0.72     0.52      1.19      (0.03)
                                                 -------     ------   ------   ------   -------   --------
      Total from investment operations .......     (0.35)      0.66     0.67     0.47      1.14      (0.08)
                                                 -------     ------   ------   ------   -------   --------
DISTRIBUTIONS:
   From net realized gains ...................     (3.93)     (1.09)   (0.22)   (0.01)       --         --
                                                 -------     ------   ------   ------   -------   --------
NET ASSET VALUE -- END OF PERIOD .............   $  1.58     $ 5.86   $ 6.29   $ 5.84   $  5.38   $   4.24
                                                 =======     ======   ======   ======   =======   ========
TOTAL RETURN .................................   (7.26)%**   11.83%   11.67%    8.75%    26.89%    (1.85)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements .......     1.55%*     1.55%    1.55%    1.55%     1.55%      1.55%
      Excluding waivers/reimbursements .......     3.26%*     2.24%    2.35%    2.59%     5.18%     38.22%
      Net investment loss ....................   (0.39)%*   (0.82)%  (0.88)%  (1.03)%   (1.05)%    (1.07)%
Portfolio turnover rate ......................       36%**      94%     110%     110%       79%       119%
Net assets at the end of period (000 omitted)   $  1,096   $  4,243 $ 12,527 $ 11,689  $ 12,750   $  1,037


*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.
(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.




    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS




NOTES TO FINANCIAL STATEMENTS





1. DESCRIPTION OF THE FUNDS. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury Mid-Cap Fund ("Mid-Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

     Effective as of the close of business on February 2, 2007, pursuant to an Agreement and Plan of Reorganization, each Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each, a "Predecessor Fund") ("the Reorganization"). The shareholders of each Predecessor Fund received shares of the corresponding Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. Each Predecessor Fund's investment objectives, policies and limitations were identical to those of the respective Fund, which had no operations prior to the Reorganization. For financial reporting purposes each Predecessor Fund's operating history prior to the Reorganization is reflected in each respective Fund's financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization.

     Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in accordance with generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     On July 13, 2006, FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns (tax years ended June 30, 2004 - 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                        % of Average Daily Net Assets
                              --------------------------------------------------
     Small-Cap Growth Fund.... 1.00% up to $1 billion; 0.95% of next $1 billion;
                               and 0.90% in excess of $2 billion

     Mid-Cap Fund............. 0.75% up to $1 billion; 0.70% of next $1 billion;
                               and 0.65% in excess of $2 billion

     Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                               Expense Cap     Expiration Date
                                              -------------- -------------------
     Small-Cap Growth Fund
        Institutional Shares..................    1.25%       December 31, 2020
        Investor Shares.......................    1.50%       December 31, 2020
     Mid-Cap Fund
        Institutional Shares..................    1.30%       December 31, 2020
        Investor Shares.......................    1.55%       December 31, 2020

     PFPC Inc. provides administrative services to the Funds pursuant to an Accounting and Administrative Services Agreement.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Trust's Chief Compliance Officer, Trustees and Officers of the Trust who are employees or officers of Roxbury do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of Roxbury, receive compensation and reimbursement of expenses from the Funds.

     SHAREHOLDER SERVICING FEES. The Trustees have adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and Mid-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

     PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six month period ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                 Small-Cap          Mid-Cap
                                                Growth Fund          Fund
                                               -------------     ------------
    Purchases............................      $146,296,394       $1,389,694
    Sales................................       165,769,413        4,251,807

THE ROXBURY FUNDS




NOTES TO FINANCIAL STATEMENTS continued


5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the the six months ended December 31, 2007 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                          Institutional Shares                   Investor Shares
                                                    --------------------------------       ----------------------------
                                                       Shares             Dollars           Shares            Dollars
                                                    -----------         ------------       --------         -----------
Small-Cap Growth Fund
---------------------

Sold.........................................           638,995         $ 12,579,311         14,277         $   284,852
Issued on reinvestment of distributions......         1,755,943           28,147,769         11,748             186,324
Redeemed.....................................        (1,699,337)         (33,309,365)       (19,335)           (335,278)
                                                    -----------         ------------       --------         -----------
Net increase.................................           695,601         $  7,417,715          6,690         $   135,898
                                                    ===========         ============       ========         ===========

                                                          Institutional Shares                   Investor Shares
                                                    --------------------------------       ----------------------------
                                                       Shares             Dollars           Shares            Dollars
                                                    -----------         ------------       --------         -----------
Mid-Cap Fund
------------

Sold.........................................             9,593         $     46,046         19,984         $   115,037
Issued on reinvestment of distributions......           382,117              630,493        606,025             975,700
Redeemed.....................................           (34,273)            (154,993)      (656,758)         (2,954,766)
                                                    -----------         ------------       --------         -----------
Net increase (decrease)......................           357,437         $    521,546        (30,749)        $(1,864,029)
                                                    ===========         ============       ========         ===========

     Transactions in shares of capital stock for the year ended June 30, 2007 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                          Institutional Shares                   Investor Shares
                                                    --------------------------------    -------------------------------
                                                       Shares             Dollars           Shares            Dollars
                                                    -----------         ------------    -----------         -----------
Small-Cap Growth Fund
---------------------

Sold.........................................         2,319,402         $ 45,302,879         29,717         $   580,042
Issued on reinvestment of distributions......           771,989           14,822,195          3,846              73,385
Redeemed.....................................        (2,718,011)         (53,601,998)       (15,333)           (302,584)
                                                    -----------         ------------    -----------         -----------
Net increase.................................           373,380         $  6,523,076         18,230         $   350,843
                                                    ===========         ============    ===========         ===========
Mid-Cap Fund
------------

Sold.........................................            85,252         $    498,917         92,888         $   547,700
Issued on reinvestment of distributions......           29,0721               59,605        234,879           1,282,439
Redeemed.....................................           (79,835)            (504,761)    (1,595,940)         (9,284,836)
                                                    -----------         ------------    -----------         -----------
Net increase (decrease)......................            34,489         $    153,761     (1,268,173)        $(7,454,697)
                                                    ===========         ============    ===========         ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     The tax character of distributions paid during the six months ended December 31, 2007 and the year ended June 30, 2007 was as follows:

                                                  Small-Cap          Mid-Cap
                                                 Growth Fund          Fund
                                               -------------       ----------
SIX MONTHS ENDED DECEMBER 31, 2007
Ordinary income.............................     $ 7,984,185       $  112,009
Long-term capital gains.....................      21,460,028        1,600,204
                                                 -----------       ----------
      Total distributions...................     $29,444,213       $1,712,213
                                                 ===========       ==========
YEAR ENDED JUNE 30, 2007
Ordinary income.............................     $ 9,106,712      $    28,620
Long-term capital gains.....................       6,454,986        1,588,974
                                                 -----------       ----------
      Total distributions...................     $15,561,698       $1,617,594
                                                 ===========       ==========

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2007.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. CHANGE OF ACCOUNTANT. On June 6, 2006, The Roxbury Funds, by action of the Board of Directors and upon the recommendation of its Audit Committee, engaged Briggs, Bunting & Dougherty, LLP to serve as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending June 30, 2007, replacing Ernst & Young LLP ("E&Y").




          PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-497-2960.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2007 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                            [THE ROXBURY FUNDS LOGO]
                 DISCIPLINED INVESTING. INDEPENDENT THINKING.TM






                                   DECEMBER 07

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

       (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

       (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

       (a)(1) Not applicable.

       (a)(2) Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

       (a)(3) Not applicable.

       (b)    Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                The Roxbury Funds
      --------------------------------------------------------------------------

By (Signature and Title)*   /s/ Brian C. Beh
                           -----------------------------------------------------
                            Brian C. Beh, President
                            (principal executive officer)

Date     February 22, 2008
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Brian C. Beh
                           -----------------------------------------------------
                            Brian C. Beh, President
                            (principal executive officer)

Date     February 22, 2008
      --------------------------------------------------------------------------

By (Signature and Title)*   /s/ Michael Kromm
                           -----------------------------------------------------
                            Michael Kromm, Treasurer
                            (principal financial officer)

Date     February 22, 2008
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.